Right-of-use assets - Information (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Non-current assets
Right-of-use assets	$ 1,549	$ 1,374
Land and buildings
Non-current assets
Right-of-use assets	1,549	1,374	$ 1,253
Land and buildings | Gross Carrying Amount
Non-current assets
Right-of-use assets	2,054	1,649
Land and buildings | Accumulated Depreciation
Non-current assets
Right-of-use assets	$ (505)	$ (275)